Consolidated Statement of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenues	€ 71,755,303	€ 76,442,505	€ 66,790,840
Operating Expenses
Cost of Sales	(12,085,198)	(1,796,629)	0
Research and Development	(108,431,600)	(106,397,017)	(113,313,679)
Selling	(22,671,481)	(6,382,510)	(4,816,038)
General and Administrative	(36,664,666)	(21,927,731)	(15,717,578)
Total Operating Expenses	(179,852,945)	(136,503,887)	(133,847,295)
Other Income	804,739	1,644,632	1,119,598
Other Expenses	(626,678)	(689,343)	(1,670,792)
Earnings before Interest and Taxes (EBIT)	(107,919,581)	(59,106,093)	(67,607,649)
Finance Income	2,799,473	417,886	712,397
Finance Expenses	(2,272,369)	(753,588)	(1,894,852)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	872,000	(1,035,000)	0
Income Tax Benefit / (Expenses)	3,506,419	4,304,674	(1,036,365)
Consolidated Net Loss	€ (103,014,058)	€ (56,172,121)	€ (69,826,469)
Earnings per Share, basic and diluted	€ (3.26)	€ (1.79)	€ (2.41)
Shares Used in Computing Earnings per Share, basic and diluted	31,611,155	31,338,948	28,947,566